Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-31913
Entity Registrant Name	NOVAGOLD RESOURCES INC.
Entity Central Index Key	0001173420
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	201 South Main Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84111
City Area Code	801
Local Phone Number	639-0511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	NG
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false